Offerings	Sep. 02, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of common stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 5,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 765.50
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the shares of common stock, par value $0.01, registered hereby also include an indeterminate number of additional shares of common stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.No separate fee is required pursuant to Rule 457(g) of the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Pre-funded warrants to purchase shares of common stock (3) (4)
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01531%
Amount of Registration Fee	$ (0)
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the shares of common stock, par value $0.01, registered hereby also include an indeterminate number of additional shares of common stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.The registrant may issue pre-funded warrants to purchase shares of common stock in the offering. The purchase price of each pre-funded warrant will equal the price per share at which shares of common stock are being sold to the public in this offering, minus $0.01, which constitutes the pre-funded portion of the exercise price, and the remaining unpaid exercise price of the pre-funded warrant will equal $0.01 per share of common stock (subject to adjustment as provided for therein). The proposed maximum aggregate offering price of the shares of common stock will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any shares of common issued in the offering. Accordingly, the proposed maximum aggregate offering price of the shares of common stock and pre-funded warrants (including the shares of common stock issuable upon exercise of the pre-funded warrants), if any, is $5,000,000.No separate fee is required pursuant to Rule 457(g) of the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of common issuable upon exercise of the pre-funded warrants (3)
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01531%
Amount of Registration Fee	$ (0)
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the shares of common stock, par value $0.01, registered hereby also include an indeterminate number of additional shares of common stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.The registrant may issue pre-funded warrants to purchase shares of common stock in the offering. The purchase price of each pre-funded warrant will equal the price per share at which shares of common stock are being sold to the public in this offering, minus $0.01, which constitutes the pre-funded portion of the exercise price, and the remaining unpaid exercise price of the pre-funded warrant will equal $0.01 per share of common stock (subject to adjustment as provided for therein). The proposed maximum aggregate offering price of the shares of common stock will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any shares of common issued in the offering. Accordingly, the proposed maximum aggregate offering price of the shares of common stock and pre-funded warrants (including the shares of common stock issuable upon exercise of the pre-funded warrants), if any, is $5,000,000.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Series A warrants to purchase shares of common stock (4)
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01531%
Amount of Registration Fee	$ (0)
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the shares of common stock, par value $0.01, registered hereby also include an indeterminate number of additional shares of common stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.No separate fee is required pursuant to Rule 457(g) of the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of common stock issuable upon exercise of the Series A warrants
Maximum Aggregate Offering Price	$ 5,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 765.50
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the shares of common stock, par value $0.01, registered hereby also include an indeterminate number of additional shares of common stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Series B warrants to purchase shares of common stock (4)
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01531%
Amount of Registration Fee	$ (0)
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the shares of common stock, par value $0.01, registered hereby also include an indeterminate number of additional shares of common stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.No separate fee is required pursuant to Rule 457(g) of the Securities Act.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of common stock issuable upon exercise of the Series B warrants
Maximum Aggregate Offering Price	$ 5,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 765.50
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the shares of common stock, par value $0.01, registered hereby also include an indeterminate number of additional shares of common stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Placement agent warrants to purchase shares of common stock (4)
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01531%
Amount of Registration Fee	$ (0)
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the shares of common stock, par value $0.01, registered hereby also include an indeterminate number of additional shares of common stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.No separate fee is required pursuant to Rule 457(g) of the Securities Act.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of common stock issuable upon exercise of the placement agent warrants (5)
Maximum Aggregate Offering Price	$ 375,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 57.42
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the shares of common stock, par value $0.01, registered hereby also include an indeterminate number of additional shares of common stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act, the proposed maximum aggregate offering price of the placement agent’s warrants is $375,000, which is equal to 6.0% of the aggregate value of the securities to be sold in the offering at an exercise price equal to 125% of the public offering price per share of common stock.